Schedule of accruals and other current liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 17,555	$ 22,582	$ 82
Other payables	6,254	8,044	323,889
Total	$ 23,809	$ 30,626	$ 323,971